Share-based Compensation Plans - Company's Stock Options and SARs (Detail) (Stock Options and SARs [Member], USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	5,050,740
Granted	852,157
Exercised	(2,326,215)
Forfeited/Expired	(571,995)
Ending Balance	3,004,687
Beginning Balance, Weighted Average Exercise Price	$ 30.63
Granted, Weighted-average Exercise Price	$ 32.03
Exercised, Weighted-average Exercise Price	$ 29.44
Forfeited/Expired, Weighted Average Exercise Price	$ 33.10
Ending Balance, Weighted Average Exercise Price	$ 31.43
Nonvested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	726,510
Vested	(726,510)
Granted	852,157
Forfeited/Expired	(13,550)
Ending Balance	838,607
Vested [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	4,324,230
Vested	726,510
Exercised	(2,326,215)
Forfeited/Expired	(558,445)
Ending Balance	2,166,080